Commitments and Contingencies - Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Current liabilities	$ 95,574	$ 110,979
Non-current liabilities	203,468	$ 226,264
Total jackpot liabilities	$ 299,042